Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,000	3,000
Common stock, shares issued	3,000	3,000
Common stock, shares outstanding	3,000	3,000